Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 44,303,000,000	€ 58,196,000,000	€ 42,680,000,000
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	7,060,000,000	6,346,000,000	6,220,000,000
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	31,755,000,000	43,880,000,000	31,718,000,000
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	5,488,000,000	7,970,000,000	4,742,000,000
Total Member
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 44,303,000,000	€ 58,196,000,000	€ 42,680,000,000